Subsequent events (Narrative) (Details) R$ in Thousands	1 Months Ended
Jan. 31, 2025 BRL (R$)
Subsequent events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Facility term extended	R$ 50,000